Supplemental disclosure of cash flow information (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure of changes in operating assets and liabilities

	Three months ended
	March 31,
	2023	2022
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	203	474
Inventory	5	(206)
Prepaid expenses and other current assets	626	711
Payables and accrued liabilities	235	159
Deferred revenues	(154)	8
Provision for restructuring and other costs	(9)	-
Employee future benefits	(145)	(20)
	761	1,126